LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 20, 2013

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2013 OF

CLEARBRIDGE EQUITY INCOME FUND

Effective on or about January 1, 2014, the following table replaces the “Shareholder fees” and “Annual fund operating expenses” table in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None	N/A
Small account fee[1]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Management fees	0.72	0.72	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Distribution and service (12b-1) fees	0.25	0.75	1.00	0.25	0.50	1.00	None	None	None
Other expenses	0.27	0.47	0.21	0.35[2]	0.35	0.35[2]	0.10	0.03[2]	0.23
Total annual fund operating expenses	1.24	1.94	1.93	1.32	1.57	2.07	0.82	0.75	0.95
Fees waived and/or expenses reimbursed[3]	(0.04)	—	—	(0.07)	(0.07)	—	—	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	1.94	1.93	1.25	1.50	2.07	0.82	0.75	0.95
[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.20% for Class A shares, 2.20% for Class B shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.10% for Class R1 shares and 1.00% for Class I shares. Total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These arrangements are effective as of January 1, 2014 for Class A, Class B, Class C and Class I shares and cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	690	942	1,213	1,985
Class B (with redemption at end of period)	697	909	1,147	2,083
Class B (without redemption at end of period)	197	609	1,047	2,083
Class C (with redemption at end of period)	296	606	1,042	2,254
Class C (without redemption at end of period)	196	606	1,042	2,254
Class FI (with or without redemption at end of period)	127	411	716	1,583
Class R (with or without redemption at end of period)	153	489	849	1,861
Class R1 (with or without redemption at end of period)	210	649	1,114	2,401
Class I (with or without redemption at end of period)	84	262	456	1,015
Class IS (with or without redemption at end of period)	77	240	417	930
Class 1 (with or without redemption at end of period)	97	303	526	1,167